Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	F-1
Entity Registrant Name	LUMIRADX LIMITED
Amendment Flag	false
Entity Central Index Key	0001685428
Entity Emerging Growth Company	true
Entity Ex Transition Period	false